Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts in the accompanying financial statements. Actual results may differ from these estimates.

Risks and Uncertainties

The investments of the Plan are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.
Investments

The Plan’s investments are stated at fair value. Fair value in relation to the Plan investments is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. Fair value measurement accounting guidance describes the fair value hierarchy for disclosing assets measured at fair value based on the inputs used to value them. The fair value hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are based on market pricing data obtained from third-party sources independent of CSC. A quoted price in an active market provides the most reliable evidence of fair value and is generally used to measure fair value whenever available.

Unobservable inputs reflect management’s judgment about the assumptions market participants would use in pricing the asset, such as inherent risk, transfer restrictions, and risk of nonperformance. Where inputs used to measure fair value of an asset are from different levels of the hierarchy, the asset is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Assessing the significance of a particular input requires judgment. The fair value hierarchy includes three levels based on the objectivity of the inputs as follows:

•Level 1 inputs are quoted prices in active markets as of the measurement date for identical asset that CSC has the ability to access.

•Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. Level 2 inputs include quoted prices for similar assets in active markets, and inputs other than quoted prices that are observable for the asset, such as interest rates, benchmark yields, issuer spreads, new issue data, and collateral performance.

•Level 3 inputs are unobservable inputs for the asset, and include situations where there is little, if any, market activity for the asset.

CSC’s common stock is valued at the closing price reported on the New York Stock Exchange on the last business day of the year. Shares of mutual funds and the money market fund are valued at the quoted net asset value of shares held by the Plan at year end. Shares of common collective trusts have readily determinable fair values and are valued based on the net asset value of shares held by the Plan at year end. Investments held in a PCRA are valued using quoted market prices at year end, when available. When quoted prices do not exist, investments are valued using quoted prices for similar securities and valuations provided by alternative pricing sources supported by observable inputs.

Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Management fees and operating expenses charged to the Plan for investments in mutual funds are deducted from income earned by such investments on a daily basis and are not separately disclosed on the statement of changes in net assets available for benefits.

The Plan considers all highly liquid investments that mature in three months or less from the time of acquisition to be cash and cash equivalents. Cash and cash equivalents primarily include money market funds.

Participant Notes Receivable

Participant notes receivable are measured at their unpaid principal balance plus any accrued but unpaid interest. Participant loans are considered delinquent upon becoming 90 days past due as to interest or principal. Delinquent participant loans are recorded as distributions based on the terms of the Plan document and are reported as taxable income to the participant regardless of whether the loan amount was provided from pre-tax or after-tax accounts.

Payment of Benefits

Benefit payments and distributions to participants are recorded when paid or at the time of in-kind distribution.
Administrative Expenses

Certain administrative functions are performed by officers or employees of CSC or its subsidiaries. No such officer or employee receives compensation from the Plan. The day-to-day operation of the Plan involves expenses for basic administrative services, such as plan recordkeeping, accounting, and legal and trustee services, which are necessary for administering the Plan as a whole. Additional services, such as telephone voice response systems, access to a customer service representative, educational seminars, retirement planning software, investment advice, electronic access to plan information, daily valuation, and online transactions, can result in additional administrative expenses.

Administrative expenses on the Statement of Changes in Net Assets Available for Benefits primarily consist of managed account services fees provided by an independent third-party which are charged directly to participant accounts of the individuals who use this service. The investment managers’ fees applicable to each investment fund are netted against the related investment income before investment income is allocated to participants’ accounts. Revenue sharing received from investments in mutual funds and other revenue to CS&Co from recordkeeping and related services are used to offset administrative fees. The remaining administrative fees associated with the Plan are paid by CSC and its subsidiaries.